PROVISION FOR WARRANTY COST (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Provision For Warranty Cost
Warranty expense	$ 287	$ 458
Warranty costs	$ 394	$ 676